Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended			103 Months Ended		105 Months Ended	119 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025 [3]	Oct. 31, 2025 [7]	Oct. 31, 2025
American Mutual Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	6.20%			12.46%					10.26%
American Mutual Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	10.84%			12.96%					10.23%
American Mutual Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	10.14%			13.51%	10.72%	[2]
American Mutual Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class F-1
Average Annual Return, Percent	[1]	12.61%			13.74%					10.84%
American Mutual Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class F-2
Average Annual Return, Percent	[1]	12.90%			14.04%					11.13%
American Mutual Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class F-3
Average Annual Return, Percent	[1]	13.03%			14.16%			11.18%
American Mutual Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	8.69%			12.96%					10.46%
American Mutual Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	10.79%			12.91%					10.43%
American Mutual Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-E
Average Annual Return, Percent	[1]	12.37%			13.49%					10.59%
American Mutual Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	10.08%			13.45%	10.66%	[4]
American Mutual Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-F-1
Average Annual Return, Percent	[1]	12.83%			13.96%					11.08%
American Mutual Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-F-2
Average Annual Return, Percent	[1]	12.90%	14.03%	[5]	14.04%
American Mutual Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-F-3
Average Annual Return, Percent	[1]	12.95%	14.08%	[6]	14.09%
American Mutual Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-1
Average Annual Return, Percent	[1]	11.80%			12.92%					10.03%
American Mutual Fund® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-2
Average Annual Return, Percent	[1]	11.80%			12.93%					10.04%
American Mutual Fund® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-2E
Average Annual Return, Percent	[1]	12.13%			13.25%					10.37%
American Mutual Fund® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-3
Average Annual Return, Percent	[1]	12.29%			13.42%					10.53%
American Mutual Fund® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-4
Average Annual Return, Percent	[1]	12.62%			13.76%					10.86%
American Mutual Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-5E
Average Annual Return, Percent	[1]	12.86%			14.00%				11.08%
American Mutual Fund® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-5
Average Annual Return, Percent	[1]	12.96%			14.10%					11.19%
American Mutual Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class R-6
Average Annual Return, Percent	[1]	13.02%			14.15%					11.25%
Without Sales Load [Member] | American Mutual Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	12.67%			13.80%					10.91%
Without Sales Load [Member] | American Mutual Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	11.84%			12.96%					10.23%
Without Sales Load [Member] | American Mutual Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	12.96%			14.09%	11.05%	[2]
Without Sales Load [Member] | American Mutual Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	12.63%			13.76%					10.85%
Without Sales Load [Member] | American Mutual Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	11.79%			12.91%					10.43%
Without Sales Load [Member] | American Mutual Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Mutual Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	12.91%			14.03%	10.99%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	21.45%	17.63%	[5],[6]	17.64%	15.16%	[2],[4]	15.21%	14.64%	14.64%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.